Annual Total Returns - VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO - VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO - VIP Investment Grade Bond Portfolio - VIP Investment Grade Bond Portfolio - Initial Class
Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(0.60%)
Annual Return 2016	4.74%
Annual Return 2017	4.22%
Annual Return 2018	(0.53%)
Annual Return 2019	9.67%
Annual Return 2020	9.39%
Annual Return 2021	(0.61%)
Annual Return 2022	(12.96%)
Annual Return 2023	6.20%
Annual Return 2024	1.79%